Commitments and Contingencies (Details) - Schedule of operating lease related assets and liabilities - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of operating lease related assets and liabilities [Abstract]
Rights of use lease assets	$ 65,137	$ 245,982
Operating lease liabilities, current	62,160	210,219
Operating lease liabilities, noncurrent		41,363
Total operating lease liabilities	$ 62,160	$ 251,582